Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2018
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	47.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	30.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	11.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.10%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	46.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.20%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	100.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	24.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	27.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	20.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	12.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.80%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	90.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	9.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.10%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	73.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	20.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.40%